SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                       --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/
                                                                      --

         Pre-Effective Amendment No.
                                     -----

         Post-Effective Amendment No. 30
                                     -----
                                     and/or
                                                                       --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / /
                                                                      --

         Amendment No. ____

                        (Check appropriate box or boxes.)

MIDWEST STRATEGIC TRUST               FILE NO. 2-80859 and 811-3651
--------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

312 Walnut Street, 21st Floor, Cincinnati, Ohio               45202
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(Address of Principal Executive Offices)                     Zip Code

Registrant's Telephone Number, including Area Code      (513) 629-2000
                                                        --------------

Robert H. Leshner, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202
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                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a) of Rule 485

Registrant registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1995 was filed with the Commission on May 24, 1995.




TOTAL NUMBER OF PAGES:   3

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Calculation of Registration Fee Under the Securities Act of 1933

                                 Proposed    Proposed
Title of                         Maximum     Maximum      Amount
Securities          Amount       Offering    Aggregate    of Regis-
Being               Being        Price Per   Offering     tration
Registered          Registered   Unit        Price        Fee
----------          ----------   ---------   ----------   ---------
U.S. Government     Indefinite*    N/A          N/A          N/A
  Securities Fund
U.S. Government     1,653,973**    $9.64      $290,000      $100
  Securities Fund
Treasury Total      Indefinite*    N/A          N/A          N/A
  Return Fund
Treasury Total      1,105,173**    $8.56        N/A          N/A
  Return Fund
Utility Fund        Indefinite*    N/A          N/A          N/A
Equity Fund         Indefinite*    N/A          N/A          N/A


* Registrant continues its election, made by the filing of its initial Registration Statement, effective April 14, 1983, to register an indefinite number and amount of securities under Rule 24f-2 under the Investment Company Act of 1940. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed on May 24, 1995, a Rule 24f-2 Notice for the fiscal year ended March 31, 1995.
** Registrant elects to calculate the maximum aggregate offering price of shares of the Trust pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                           U.S.
                           Government     Treasury
                           Securities     Total          Utility       Equity
                           Fund           Return Fund    Fund          Fund
                          -----------     -----------    -------       -------
1.    Total Number of       1,932,052      1,115,965      1,072,665     598,556
      Shares Redeemed During
      Fiscal Year Ended
      March 31, 1995

2.    Number of Shares        308,162         10,792      1,072,665     598,556
      Used for Reductions
      Pursuant to Paragraph
      (c) of Rule 24f-2 During
      the Fiscal Year Ended
      March 31, 1995

3.    Number of Shares       1,623,890      1,105,173             0           0
      Used for Reduction in
      this Amendment Pursuant
      to  Paragraph (a)(1) of
      Rule 24e-2

4.    Number of Shares           30,083          None           None       None
      on Which Registration
      Fee is Calculated


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                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 29th day of March, 1996.

                             MIDWEST STRATEGIC TRUST



                            By:/s/ John F. Splain
                            ----------------------
                            JOHN F. SPLAIN, Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Robert H. Leshner
---------------------                   President
ROBERT H. LESHNER                       and Trustee     March 29, 1996


/s/ Mark J. Seger                       Treasurer       March 29, 1996
-----------------
MARK J. SEGER



*DALE P. BROWN                          Trustee

*GARY W. HELDMAN                        Trustee

*H. JEROME LERNER                       Trustee

*RICHARD A. LIPSEY                      Trustee

*DONALD J. RAHILLY                      Trustee

*FRED A. RAPPOPORT                      Trustee

*OSCAR P. ROBERTSON                     Trustee

*ROBERT B. SUMEREL                      Trustee




                             By: /s/ John F. Splain
                                  ------------------
                                  JOHN F. SPLAIN
                                  Attorney-in-Fact*
                                  March 29, 1996



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